Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Pemberwick Fund
Shareholder Report [Line Items]
Fund Name	Pemberwick Fund
Class Name	Pemberwick Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pemberwick Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://pemberwickfund.com/pdf-documents. You can also request this information by contacting us at 1-888-893-4491.
Additional Information Phone Number	1-888-893-4491
Additional Information Website	https://pemberwickfund.com/pdf-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pemberwick Fund	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  March 31, 2025, the Fund generated a total investment return of 5.03% net of expenses compared to the Bloomberg U.S. Aggregate Bond Index return of 4.88% (which excludes expenses).  Yields on the 2-Year Treasury decreased throughout the year, resulting in the Fund’s net assset value (“NAV”) steadily increasing from $9.93 on April 1, 2024 to $9.96 as of March 31, 2025.
POSITIONING
The Fund continues to be invested primarily in investment grade floating rate bonds issued by financial institutions with assets greater than $250 billion (50% of the Fund’s net assets). The Fund’s strategy is to purchase these floating rate bonds with shorter durations, not exceeding two years, picking up additional yield from the financial sector without taking any more risk in our opinion and tracking the Fed’s current interest rate position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pemberwick Fund	5.03	3.34	2.15
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg 1-3 Year US Government/Credit Index	5.61	1.56	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://pemberwickfund.com/pdf-documents for more recent performance information.
Net Assets	$ 212,643,984
Holdings Count | $ / shares	197
Advisory Fees Paid, Amount	$ 338,892
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$212,643,984
Number of Holdings	197
Net Advisory Fee Paid	$338,892
Portfolio Turnover Rate	54%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	52.8%
U.S. Treasury Obligations	8.9%
U.S. Treasury Bills	5.6%
Mortgage and Government Agency Obligations	1.9%
Consumer, Non-cyclical	1.5%
Utilities	1.5%
Industrials	1.4%
Communications	0.5%
Energy	0.5%
Technology	0.5%
Consumer, Cyclical	0.4%
Health Care	0.3%
Cash & Other	24.2%

Top 10 Issuers	(% of Net Assets)
First American Government Obligations Fund	23.7%
United States Treasury Note/Bond	8.9%
Wells Fargo Bank NA	5.6%
United States Treasury Bill	5.6%
American Express Co.	5.3%
Goldman Sachs Group, Inc.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.9%
Canadian Imperial Bank of Commerce	4.7%
Morgan Stanley Bank NA	4.0%
Mizuho Financial Group, Inc.	3.6%

Updated Prospectus Web Address	https://pemberwickfund.com/pdf-documents